Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Stock Options for Activity

The following table is a summary of activity for stock options for the six months ended June 30, 2026 (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2026	3,307,849	$1.45	6.16	$37,188
Exercised	(49,747)	0.78		$962
Forfeited	(2,018)	1.69
Outstanding as of June 30, 2026	3,256,084	$1.46	5.69	$110,291
Exercisable or vested as of June 30, 2026	1,935,015	$1.28	5.14	$65,887

The following table is a summary of activity for stock options for the year ended December 31, 2025 (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	1,617,266	$1.10	6.21	$1,539
Granted	1,949,286	1.70
Exercised	(93,455)	0.95
Forfeited	(165,248)	1.28
Outstanding as of December 31, 2025	3,307,849	$1.45	6.16	$37,188
Unvested as of December 31, 2025	1,489,339	$1.71	7.09	$16,347
Exercisable or vested as of December 31, 2025	1,818,510	$1.23	5.39	$20,841

Schedule of Activity of the Restricted Common Stock

A summary of the activity of the restricted common stock under the Plan during the six months ended June 30, 2026 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2026	$329,104	$10.60
Granted	543,488	20.41
Vested	(41,138)	10.60
Forfeited	(21,990)	33.90
Unvested as of June 30, 2026	$809,464	$12.82

A summary of the activity of the restricted common stock under the Plan during the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	—	$—
Granted	329,104	10.60
Vested	—	—
Unvested as of December 31, 2025	329,104	$10.60

Schedule of Stock-based Compensation Expense

Stock-based compensation expense for the six months ended June 30, 2026 and 2025, respectively, consisted of the following (in thousands):

	Six Months Ended June 30,
	2026	2025
Research and development	$331	$947
Selling, general, and administrative	768	292
Total stock-based compensation expense	$1,099	$1,239

Stock-based compensation expense for the years ended December 31, 2025 and 2024, respectively, consisted of the following (in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$1,416	$224
Selling, general, and administrative	525	159
Total stock-based compensation expense	$1,941	$383

Schedule of Fair Value of Stock Options

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The assumptions used to estimate the fair value of stock options granted under the Plan for the periods below are as follows:

	Year Ended December 31,
	2025	2024
Weighted average expected volatility	72.86%	43.47%
Weighted average expected term in years	4.23	5.62
Risk-free interest rate	3.91 – 4.36%	4.29% – 4.30%
Expected dividend yield	0%	0%
Fair value of common stock	$3.83	$2.05